Business Combination (Details) $ / shares in Units, $ in Millions	Feb. 12, 2021 USD ($) Vote $ / shares shares	Nov. 19, 2020 $ / shares shares
Business Combination
Conversion ratio to receive shares upon merger	1.0383
Increase in cash | $	$ 589.5
Transaction costs | $	11.4
Significant liabilities incurred and paid off, excluding warrant liabilities | $	30.9
Amount of liabilities assumed | $	186.5
Warrant liabilities | $	187.3
Additional proceeds | $	$ 0.6
Class A Common Stock
Business Combination
Conversion price | $ / shares	$ 10.00
Number of votes | Vote	1
Shares outstanding following the business combination	164,862,470
Class B Common Stock
Business Combination
Number of votes | Vote	20
Percentage of shares cease to own upon recapitalization	20.00%
Shares issued upon closing of business combination	26,426,937
Dr. Rothberg | Class B Common Stock
Business Combination
Voting interests after the Closing (as a percent)	76.20%
Legacy Butterfly Stockholders | Class A Common Stock
Business Combination
Shares outstanding following the business combination	95,633,659
Longview Class A Stockholders | Class A Common Stock
Business Combination
Shares outstanding following the business combination	41,378,811
Legacy Longview Acquisition Corp | Longview Class B Stockholders | Class A Common Stock
Business Combination
Shares outstanding following the business combination	10,350,000
Legacy Butterfly Network Inc | Class A Common Stock
Business Combination
Conversion ratio to receive shares upon merger	1.0383
Legacy Butterfly Network Inc | Class B Common Stock
Business Combination
Conversion ratio to receive shares upon merger	1.0383
Restricted stock units
Business Combination
Conversion ratio to receive shares upon merger	1.0383
Stock options
Business Combination
Conversion ratio to receive shares upon merger	1.0383
Conversion ratio to receive shares upon exercise of option	1.0383
PIPE Investment | Class A Common Stock
Business Combination
Share price (in dollars per share) | $ / shares		$ 10.00
Shares outstanding following the business combination	17,500,000
Subscription agreement, shares issued to PIPE investors		17,500,000